Corporate information (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	Aug. 15, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) subsidiary	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 24, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of subsidiaries | subsidiary		3
Cash and cash equivalents, minimum quarterly balance		$ 60,000
Cash and cash equivalents		310,547	$ 326,441	$ 430,874	$ 466,544
Exchange Of Convertible Notes For Warrants	$ 115,000
Convertible Notes, Value Converted	$ 117,300
Purchasers
Disclosure of detailed information about borrowings [line items]
Number of shares issued | shares	733,568
Sale Of Stock, Price Per Share | $ / shares	$ 8.52
Proceeds from equity issuance, net of transaction costs	$ 6,100
Warrants, Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted | shares	4,412,840
Warrants, Tranche Two
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted | shares	2,390,297
Warrants, Tranche One, Price One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted | shares	2,631,578
Warrants, Shares Converted, Exercise Price | $ / shares	$ 24.70
Warrants, Tranche One, Price Two
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted | shares	1,781,262
Warrants, Shares Converted, Exercise Price | $ / shares	$ 28.07
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity						$ 115,000
Borrowings		$ 120,000